Financial liabilities at amortized cost – payables to network (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortized Cost Payables To Network
Schedule of credit card payment

	2023	2022

Payables to credit card network (i)	9,755,285	7,054,783
Total	9,755,285	7,054,783

(i)	Corresponds to the amount payable to the acquirers related to credit and debit card transactions. Brazilian credit card payables are settled according to the transaction installments, substantially in up to 27 days for transactions with no installments, 1 business day for international transactions; and sales in installments ("parcelado") have monthly settlements, mostly, over a period of up to 12 months. For Mexican and Colombian credit card transactions, the amounts are settled in 1 business day. The segregation of the settlement is shown in the table below:

Schedule of payables to credit card network

Payables to credit card network	2023	2022

Up to 30 days	5,347,665	3,829,398
30 to 90 days	2,361,563	1,741,186
More than 90 days	2,046,057	1,484,199
Total	9,755,285	7,054,783